SHARE CAPITAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2019	Jan. 31, 2019	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted			$ 446
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants		80,000
Exercise price		$ 5.95
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants	9,000		89,000
Exercise price	$ 7.32
Option vesting period			4 years
Percentage of option vesting			25.00%